Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The income tax provision for the years then ended comprised (in thousands):

	Year Ended December 31,
	2020	2019
Current income tax provision
United Kingdom	$—	$—
Foreign	253	15
Total current expense:	$253	$15

Deferred income tax benefit:
United Kingdom	—	—
Foreign	(221)	—
Total deferred income tax benefit:	(221)	—

Total provision for income taxes	$32	$15

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense computed at the statutory UK income tax rate to income taxes as reflected in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Income taxes at UK statutory rate	$(11,458)	$(3,724)
Permanent differences	340	238
UK R&D tax credit	1,664	1,036
Change in valuation allowance	8,683	2,205
State income taxes	(5)	5
Deferred tax asset true-up	919	—
Other	(111)	255
	$32	$15

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019 consist of the following (in thousands):

	Year Ended December 31,,
	2020	2019
Net operating loss carryforward	$10,075	$2,936
Charitable contributions	—	2
Share-based compensation	3,128	757
Reserves and accruals	62	—
Total deferred tax assets	13,265	3,695
Valuation allowance	$(13,000)	$(3,665)

Depreciation	(44)	(30)
Total deferred tax liabilities	(44)	(30)
Net deferred tax assets	$221	$—

Summary of Valuation Allowance
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2020 and 2019 related primarily to the increases in net operating loss and were as follows (in thousands):

	Year Ended December 31,
	2020	2019
Valuation allowance at beginning of year	$3,665	$1,321
Increases recorded to income tax provision	8,683	2,344
Increases recorded to CTA	652
Decreases recorded to income tax provision	—	—
Valuation allowance at end of year	$13,000	$3,665